ESOP Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Additional paid-in capital included related to preferred stock	$ 53	$ 71
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	822,242	1,071,418
Carrying value	$ 822	$ 1,072
Unearned ESOP shares	$ (875)	$ (1,143)
Employee Stock Ownership Plan Preferred Stock 2018 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	221,945	254,945
Carrying value	$ 222	$ 255
Employee Stock Ownership Plan Preferred Stock 2018 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	7.00%	7.00%
Employee Stock Ownership Plan Preferred Stock 2018 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	8.00%	8.00%
Employee Stock Ownership Plan Preferred Stock 2017 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	163,210	192,210
Carrying value	$ 163	$ 192
Employee Stock Ownership Plan Preferred Stock 2017 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	7.00%	7.00%
Employee Stock Ownership Plan Preferred Stock 2017 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	8.00%	8.00%
Employee Stock Ownership Plan Preferred Stock 2016 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	162,450	197,450
Carrying value	$ 162	$ 198
Employee Stock Ownership Plan Preferred Stock 2016 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.30%	9.30%
Employee Stock Ownership Plan Preferred Stock 2016 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.30%	10.30%
Employee Stock Ownership Plan Preferred Stock 2015 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	92,904	116,784
Carrying value	$ 93	$ 117
Employee Stock Ownership Plan Preferred Stock 2015 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	8.90%	8.90%
Employee Stock Ownership Plan Preferred Stock 2015 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.90%	9.90%
Employee Stock Ownership Plan Preferred Stock 2014 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	99,151	136,151
Carrying value	$ 99	$ 136
Employee Stock Ownership Plan Preferred Stock 2014 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	8.70%	8.70%
Employee Stock Ownership Plan Preferred Stock 2014 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.70%	9.70%
Employee Stock Ownership Plan Preferred Stock 2013 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	61,948	97,948
Carrying value	$ 62	$ 98
Employee Stock Ownership Plan Preferred Stock 2013 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	8.50%	8.50%
Employee Stock Ownership Plan Preferred Stock 2013 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.50%	9.50%
Employee Stock Ownership Plan Preferred Stock 2012 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	20,634	49,134
Carrying value	$ 21	$ 49
Employee Stock Ownership Plan Preferred Stock 2012 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.00%	10.00%
Employee Stock Ownership Plan Preferred Stock 2012 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	11.00%	11.00%
Employee Stock Ownership Plan Preferred Stock 2011 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	0	26,796
Carrying value	$ 0	$ 27
Employee Stock Ownership Plan Preferred Stock 2011 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	9.00%	9.00%
Employee Stock Ownership Plan Preferred Stock 2011 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate	10.00%	10.00%
Equity award [Member] | Convertible preferred stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred stock, redemption price per share	$ 1,000	$ 1,000